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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01935
                                    ------------------------------------------

                           Eagle Growth Shares, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2006
                         -----------------------------------------------------

Date of reporting period:  February 28, 2006
                         -----------------------------------------------------

Item 1. Schedule of Investments

                           EAGLE GROWTH SHARES, INC.

PORTFOLIO OF INVESTMENTS - February 28, 2006

 Shares                                                              Value
--------                                                           ----------
                              COMMON STOCKS - 90.5%
                            AEROSPACE/DEFENSE - 5.9%
   750     *Alliant Techsystems Inc . . . . . . . . . . . . . . .  $   57,315
 2,000      L-3 Communications Holdings, Inc. . . . . . . . . . .     166,220
                                                                   ----------
                                                                      223,535
                                                                   ----------
                          AGRIBUSINESS PRODUCTS - 3.3%
 2,200      Bunge Limited . . . . . . . . . . . . . . . . . . . .     124,718
                                                                   ----------
                                 AIRLINES - 1.5%
 5,000     *Mesa Air Group, Inc.  . . . . . . . . . . . . . . . .      57,100
                                                                   ----------
                      BUSINESS SUPPLIES & SERVICES - 5.7%
 6,000      Harland (John H.) Co. . . . . . . . . . . . . . . . .     217,140
                                                                   ----------
                               CONSTRUCTION - 3.8%
 4,000      Chicago Bridge & Iron Co. N.V.  . . . . . . . . . . .      97,880
   750      Lennar Corp. Cl "A" . . . . . . . . . . . . . . . . .      44,895
                                                                   ----------
                                                                      142,775
                                                                   ----------
                                EDUCATION - 3.5%
 4,000     *Bright Horizons Family Solutions, Inc.  . . . . . . .     134,040
                                                                   ----------
                            FINANCIAL SERVICES - 2.3%
 1,000      CapitalOne Financial Corp.  . . . . . . . . . . . . .      87,600
                                                                   ----------
                            FOOD DISTRIBUTION - 7.4%
 5,000     *Performance Food Group Co.  . . . . . . . . . . . . .     146,850
 4,000     *United Natural Foods, Inc.  . . . . . . . . . . . . .     133,040
                                                                   ----------
                                                                      279,890
                                                                   ----------
                            HEALTH CARE PLANS - 6.1%
 4,500     *Humana, Inc.  . . . . . . . . . . . . . . . . . . . .     232,515
                                                                   ----------
                          HEALTHCARE FACILITIES - 1.6%
 2,000     *LifePoint Hospitals, Inc. . . . . . . . . . . . . . .      62,120
                                                                   ----------
                             HUMAN RESOURCES - 3.8%
 3,000      Administaff, Inc. . . . . . . . . . . . . . . . . . .     142,350
                                                                   ----------
                                INSURANCE - 7.0%
 1,000      AFLAC Inc.  . . . . . . . . . . . . . . . . . . . . .      46,250
 3,000      Leucadia National Corp. . . . . . . . . . . . . . . .     162,750

 1,000      Mercury General Corp. . . . . . . . . . . . . . . . .      55,900
                                                                   ----------
                                                                      264,900
                                                                   ----------
                    Movie/TV Production & Distribution - 5.1%
 3,000     *Pixar Inc.  . . . . . . . . . . . . . . . . . . . . .     191,400
                                                                   ----------
                       Oil & Gas Equipment/Services - 3.3%
 5,000     *Natco Group, Inc. . . . . . . . . . . . . . . . . . .     123,900
                                                                   ----------
                                Packaging - 2.3%
 2,000      Ball Corp.  . . . . . . . . . . . . . . . . . . . . .      85,200
                                                                   ----------
                       Pharmaceuticals Distribution - 5.0%
 2,000     *Hospira, Inc. . . . . . . . . . . . . . . . . . . . .      79,400
 2,000     *Medco Health Solutions, Inc.  . . . . . . . . . . . .     111,440
                                                                   ----------
                                                                      190,840
                                                                   ----------
                               Real Estate - 7.1%
10,000      United Dominion Realty Trust, Inc.  . . . . . . . . .     267,500
                                                                   ----------
                            Retail-Supermarket - 2.6%
 5,000     *Kroger Co.  . . . . . . . . . . . . . . . . . . . . .     100,200
                                                                   ----------
                     Scientific & Technical Equipment - 2.1%
 1,500     *Dionex Corp.  . . . . . . . . . . . . . . . . . . . .      82,305
                                                                   ----------
                         Transportation Services - 3.1%
 1,500      Expeditors International of Washington, Inc.  . . . .     116,685
                                                                   ----------
                               Trucking - 1.6%
 2,000     *USA Truck, Inc. . . . . . . . . . . . . . . . . . . .      58,860
                                                                   ----------

                        Waste Management Services - 6.4%
 4,000     *Stericycle Inc. . . . . . . . . . . . . . . . . . . .     241,800
                                                                   ----------

Total Value of Common Stocks (Cost $1,881,048)  . . . . . . . . .   3,427,373
                                                                   ----------

Principal
  Amount
---------
                         Short-Term Investments - 10.5%
$ 400M      U.S. Treasury Bill 3.95% due 03/09/2006
               (Cost $399,648). . . . . . . . . . . . . . . . . .     399,648
                                                                   ----------
Total Value of Investments (Cost $2,280,696)  . . . . . . 101.0%    3,827,021
Excess of Liabilities Over Other Assets . . . . . . . . .  (1.0)      (37,913)
                                                          -----    ----------
Net Assets  . . . . . . . . . . . . . . . . . . . . . . . 100.0%   $3,789,108
                                                          =====    ==========

* Non-income producing security.
% Represents percentage of net assets.

Item 2. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurances of achieving the desired control objectives.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Eagle Growth Shares, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date April 19, 2006
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date April 19, 2006
    -------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date April 19, 2006
    ---------------------

* Print the name and title of each signing officer under his or her signature.